Submission	Aug. 03, 2026
Submission [Line Items]
Central Index Key	0001727196
Registrant Name	Scholar Rock Holding Corp
Registration File Number	333-282530
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES